Business Combination (Q3) (Tables)	9 Months Ended
Sep. 30, 2021
Reverse Recapitalization [Abstract]
Schedule of Reverse Recapitalization
The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statements of equity for the nine months ended September 30, 2021 (in thousands):

Business Combination
Cash - Silver Spike trust and cash, net of redemptions	$254,203
Cash - PIPE Financing	325,000
Less: cash consideration paid to Legacy WMH equity holders	(455,182)
Less: transaction costs and advisory fees	(44,052)
Net proceeds from the Business Combination	79,969
Less: initial fair value of warrant liability recognized in the Business Combination	(193,978)
Add: transaction costs allocated to Warrants	5,547
Add: non-cash assets assumed from Silver Spike	1,053
Add: deferred tax asset	147,973
Less: tax receivable agreement liability	(126,150)
Net adjustment to total equity from the Business Combination	$(85,586)

The number of shares of common stock issued immediately following the Closing:

Number of Shares
Common stock, outstanding prior to the Business Combination	24,998,575
Less: redemption of shares of Silver Spike’s Class A common stock	10,012
Shares of Silver Spike’s Class A common stock	24,988,563
Shares of Class A Common Stock held by Silver Spike’s Sponsor	6,250,000
Shares of Class A Common Stock issued in the PIPE Financing	32,500,000
Shares of Class A Common Stock issued in the Business Combination	63,738,563
Shares of Class V Common Stock issued to Legacy WMH equity holders	65,502,347
Total shares of common stock issued in the Business Combination	129,240,910